Cash and cash equivalents (Tables)	3 Months Ended
Mar. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Summary of Cash and Cash Equivalents

	March 31, 2018	December 31, 2017
	€m	€m
Cash and cash equivalents	393.5	219.0
Restricted cash	0.3	0.2
Cash and cash equivalents	393.8	219.2